Segmental Analyses - Disclosure of Geographical Information of External Revenue (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue	[1]	£ 24,492		£ 14,130
Intangible assets		124,013	£ 117,785	12,117
Property, plant and equipment		5,166	4,882	3,661
Investments in associates and joint ventures		1,737
Restatement Adjustments
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue	[1]		19,564
Intangible assets			117,785
Property, plant and equipment			4,882
Investments in associates and joint ventures			1,577
United Kingdom
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue		184		266
Intangible assets		529
Property, plant and equipment		404
United Kingdom | Restatement Adjustments
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue			203
Intangible assets			514
Property, plant and equipment			406
All foreign countries
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue		24,308		£ 13,864
Intangible assets		123,484
Property, plant and equipment		4,762
Investments in associates and joint ventures		£ 1,737
All foreign countries | Restatement Adjustments
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue			19,361
Intangible assets			117,271
Property, plant and equipment			4,476
Investments in associates and joint ventures			£ 1,577

[1]	Revenue is net of duty, excise and other taxes of £38,553 million, £37,780 million and £32,136 million for the years ended 31 December 2018, 2017 and 2016, respectively.